Revenue - Additional Information (Details) € in Thousands, $ in Millions		1 Months Ended		12 Months Ended
	Nov. 09, 2020 USD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2018 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)
Other revenue information
Revenue				€ 1,100	€ 600	€ 1,700
Revenue under contract liabilities				€ 39,512	17,457	14,795
Remaining performance obligations								€ 51,600
Performance obligations description				The remaining performance obligations at December 31, 2021 are approximately €51.6 million and are expected to be largely recognized as revenue over the next year (€44.4 million), with a smaller portion being realized the year thereafter (€7.2 million).
Genentech Inc
Other revenue information
Revenue				€ 21,600	26,200	19,700
Collaboration agreement initial upfront payment received		$ 96.0	€ 83,200
Revenue under contract liabilities				20,200	41,900	€ 59,300
Additional payments upon achievement of milestones | $							$ 5,000.0
Roivant
Other revenue information
Revenue				17,700	1,400
Collaboration agreement initial upfront payment received | $	$ 60.0
Collaboration agreement cash consideration | $	40.0
Collaboration agreement consideration in shares | $	20.0
Revenue under contract liabilities				€ 31,300	€ 49,000
Additional payments received upon achievement of milestones | $	$ 2,000.0